Fair Value Measurements (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	$ 2,993,860	$ 1,515,540	$ 780,960
Stock purchase warrants	9,441,917	1,733,055
Total measured at fair value	12,435,777	3,248,595	780,960
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	0	0	0
Stock purchase warrants	0	0
Total measured at fair value	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	0	0	0
Stock purchase warrants	0	0
Total measured at fair value	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Embedded conversion options	2,993,860	1,515,540	780,960
Stock purchase warrants	9,441,917	1,733,055
Total measured at fair value	$ 12,435,777	$ 3,248,595	$ 780,960